Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0001773427
Registrant Name	SpringWorks Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES